Subsequent Events	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 – Subsequent events

In August of 2017, the Company issued an aggregate of 26,173,461 shares of common stock for total proceeds of $43,890 to Tangiers Investment Group, LLC under the Investment Agreement.

On August 15, 2017, the Company issued 14,705,882 shares for the conversion of $15,000 of a convertible note at an exercise price of $0.00102.

On September 15, 2017, the Company received proceeds of $40,000, net of a $3,000 fee, under a convertible note dated September 13, 2017 (the “September 2017 Note”). The total principal under the September 2017 Note is $43,000, bears interest at 8% per annum, is due on September 13, 2018, and is convertible in shares of the Company's common stock after 180 days at a conversion price of 65% of the lowest weighted average market price during the previous 10 trading days to the date of conversion.

NOTE 16 – Subsequent events

On February 3, 2017, we received proceeds of $70,000 under the December 2016 Note.

On April 11, 2017, we received proceeds of $48,000, net of a $2,000 fee, under a convertible promissory note dated April 10, 2017 (the “April 2017 Note”). The total principal under the April 2017 Note is $50,000, bears interest at 12% per annum, is due on January 10, 2018, and is convertible in shares of the Company’s common stock after 180 days at a conversion price with a 45% discount to the lowest weighted average market price during the previous 20 trading days to the date of conversion.

From February through April 2017, we issued 14,315,887 units to investors for total proceeds of $29,000. Each unit consists of one share of our common stock and one-half warrant to purchase one-half equivalent share each of our common stock at a price of $0.0028 per share.

From February through April 2017, we issued 24,410,828 shares of common stock for proceeds of $31,950 under the Investment Agreement.